Operating Lease Liabilities (Details) - Schedule of Maturity of the Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of the Operating Lease Liabilities [Abstract]
2023		$ 2,152,677
2024	412,564	334,300
2025	233,984	260,854
2026	43,972	79,342
Total	$ 690,520	$ 2,827,173